10A. Intangible assets, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Patents	¥ 2,400	¥ 2,750
Others	165	165
Gross	2,565	2,915
Less: Accumulated amortisation	(824)	(665)
Net	1,741	2,250
Amortisation expense	¥ 239	¥ 395	¥ 164